Segments - Schedule of Revenue and Gross Profit by Segment (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 26, 2020	Mar. 28, 2020	Sep. 28, 2019	Sep. 26, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018
Total Revenue	$ 48,640		$ 67,320	$ 67,320	$ 150,693	$ 214,644	$ 214,644	$ 278,478	$ 260,926
Total Gross Profit	8,323		12,485	12,485	26,525	36,695	36,695	48,309	48,304
Selling, general and administrative expenses	(9,391)		(11,361)	(11,361)	(28,609)	(32,552)	(32,552)	(44,327)	(43,579)
Depreciation and amortization	(768)		(867)	(867)	(2,312)	(2,621)	(2,621)	(3,369)	(3,124)
Impairment of goodwill		$ (2,969)			(2,969)
Interest expense and amortization of debt discount and deferred financing costs	(1,746)		(2,059)	(2,059)	(6,277)	(5,977)	(5,977)
Re-measurement gain (loss) on intercompany note	442		(467)	(467)	(348)	(484)	(484)	383	(686)
Gain on business sale	220				220				238
Gain on settlement of deferred consideration			1,138	1,138		1,985	1,985	1,924
Other income	161		51	51	122	308	308	326	398
Loss Before Provision for Income Tax	(2,759)		$ (1,080)	(1,080)	(13,648)	$ (2,646)	(2,646)	(5,229)	(6,479)
Total Assets	85,301				85,301			88,841	96,437
United States [Member]
Total Revenue								164,624	157,070
Total Assets	73,189				73,189			74,671	70,390
United States [Member] | Commercial Staffing - US [Member]
Total Revenue	28,708			31,644	79,992		94,280	127,330	107,318
Total Gross Profit	4,642			5,107	12,552		14,823	20,080	17,496
United States [Member] | Professional Staffing - US [Member]
Total Revenue	5,188			9,387	19,778		28,449	37,294	49,752
Total Gross Profit	1,664			3,701	6,598		10,904	14,081	15,610
United States [Member] | Professional Staffing - UK [Member]
Total Revenue	14,744			26,289	50,923		91,915
United Kingdom [Member]
Total Revenue								113,854	103,856
Total Assets	12,112				12,112			14,170	26,047
United Kingdom [Member] | Professional Staffing - UK [Member]
Total Revenue	14,744			26,289	50,923		91,915	113,854	103,856
Total Gross Profit	$ 2,017			$ 3,677	$ 7,375		$ 10,968	$ 14,148	$ 15,199